Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 293,437	$ 282,021
Short-term bank deposits	186,064	601,150
Cash and cash equivalents	$ 479,501	$ 883,171	$ 288,189